Taxation	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Taxation
3.
Taxation

In accordance with ASC Topic 740, Income Taxes, (“ASC 740”) income taxes are recognized for the amount of taxes payable for the current year and for the impact of deferred tax liabilities and assets, which represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. Deferred tax assets and liabilities are established using the enacted statutory tax rates and are adjusted for any changes in such rates in the period of change.

On December 12, 2022, the European Union ("EU") Member States agreed in principle on the introduction of a global minimum tax rate of 15%. On December 15, 2022, the written procedure for formal adoption of a directive was signed and transposed into the national law of EU Member States with effectiveness beginning January 1, 2024. The Company has provided for estimated top-up tax for jurisdictions where the Pillar II legislation is in effect and has separately disclosed this in the Company’s tax rate reconciliation.

Income tax benefit

The components of income / (loss) before taxes for the years ended December 31, 2024, 2023 and 2022 consisted of the following:

	For the Year Ended December 31,
	2024	2023	2022
United Kingdom	$(46,202)	$24,130	$(620,591)
United States	(49,227)	(80,969)	(993,786)
Foreign Other	109,453	77,428	(300,409)
Income / (loss) from operations before taxes	$14,024	$20,589	$(1,914,786)

Income tax expense / (benefit) comprises current and deferred tax. Current tax and deferred tax are recognized in the Consolidated Statements of Comprehensive Income / (Loss) except to the extent that they relate to a business combination or items recognized directly in equity or in other comprehensive income. The income tax expense / (benefit) consists of the following:

	For the Year Ended December 31,
	2024	2023	2022
Current:
United Kingdom	$(4,924)	$(3,447)	$4,638
United States	2,235	2,247	3,004
Foreign Other	27,740	22,348	22,732
Total	25,051	21,148	30,374

Deferred:
United Kingdom	(5,667)	15,764	(25,416)
United States	(12,020)	11,395	(52,225)
Foreign Other	(15,500)	(7,467)	(5,235)
Total	(33,187)	19,692	(82,876)
Income tax (benefit) / expense	$(8,136)	$40,840	$(52,502)

The effective tax rate for the years ended December 31, 2024, 2023 and 2022 was (58.0)%, 198.4%, and 2.7%, respectively. The reconciliation of the statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the Year Ended December 31,
	2024	2023	2022
United Kingdom corporate tax rate	25.0%	23.5%	19.0%
Changes in respect of prior periods	(74.3)%	41.6%	0.4%
Rate change	(1.1)%	4.5%	0.3%
Expenses not deductible for tax purposes	46.1%	9.5%	(0.2)%
Tax effect of short fall on share-based compensation	22.9%	22.3%	(0.2)%
Impairment losses not deductible for tax purposes	—	—	(15.8)%
Gains and losses not subject to income tax	—	(1.5)%	0.2%
Withholding tax on unremitted earnings	11.4%	8.7%	(0.1)%
Foreign tax on capital gains	—	—	(0.4)%
Movement in deferred tax not recognized	20.2%	131.9%	(1.8)%
Movement in tax losses not recognized	(32.7)%	(7.0)%	0.1%
Foreign income taxed at different rates	(57.0)%	(31.8)%	1.2%
Pillar II taxes	10.1%	—	—
Movement in uncertain tax positions	(21.9)%	(3.4)%	—
Impact of gains and losses on derivative instruments	(7.3)%	—	—
Other	0.6%	0.1%	—
Effective tax rate	(58.0)%	198.4%	2.7%

Uncertain tax positions

Accounting for taxes involves some estimation because the tax law is uncertain, and the application requires a degree of judgment, which authorities may dispute. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Company establishes reserves for uncertain tax positions where appropriate, based on amounts expected to be paid to the tax authorities.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions is as follows:

	For the Year Ended December 31,
	2024	2023	2022
Beginning unrecognized tax benefits	$8,035	$16,769	$16,744
Decreases related to prior year tax positions	(3,078)	(1,302)	(66)
Increases related to current year tax provisions	-	464	562
Decreases related to settlement with tax authorities	-	(7,896)	(471)
Closing unrecognized tax benefits	$4,957	$8,035	$16,769

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for the years ended December 31, 2024, 2023 and 2022 is $4,957, $8,035, and $16,769, respectively, which is recorded within “Accounts payable and other liabilities”

within the Consolidated Statements of Financial Position (See Note 10). This is the amount held in respect of uncertain tax positions across all jurisdictions for all periods where the statutes of limitation have not closed. The Company classifies interest and penalties on income taxes as a component of the provision for income taxes. The total amount of interest and penalties accrued as of December 31, 2024 was $1,495 and $246, respectively, as of December 31, 2023 were $2,630 and $134, respectively, and as of December 31, 2022 were $1,620 and $164, respectively.

There are no events anticipated within the next 12 months that would significantly increase or decrease the total amount of unrecognized tax benefits.

We conduct business globally and file income tax returns in the United Kingdom, United States and other foreign jurisdictions. In the normal course of business, we are subject to examination by taxing authorities around the world. The Company is no longer subject to income tax examinations by tax authorities in the United Kingdom, United States and other foreign jurisdictions for tax years before 2015.

Recognition of deferred tax assets and liabilities

Deferred tax assets and liabilities reflect the effect of the differences between the financial reporting and income tax bases of assets and liabilities based on tax rates (and laws) enacted by the balance sheet date and which are expected to apply when the related deferred tax asset is realized, or the deferred tax liability is settled.

The realization of deferred tax assets is dependent on generating sufficient taxable income in future periods in which the tax benefits are deductible or creditable. We review the realization of deferred tax assets at each reporting date by estimating future taxable income of the relevant group entities. A valuation allowance is provided in respect of those assets where we do not expect to realize a benefit. All available evidence is considered in determining the amount of the required valuation allowance using a “more likely than not” threshold. Our assessment considers both positive and negative evidence and the extent to which that evidence can be objectively verified. Such evidence includes: (i) net earnings or losses in recent years; (ii) the likelihood of future, sustainable net earnings; (iii) the carry forward periods of tax losses and the impact of relevant reversing temporary differences; and (iv) any available tax planning strategies.

There are certain foreign subsidiaries for which deferred taxes have not been recognized on outside basis difference on the basis that they are indefinitely reinvested or distributable earnings may be repatriated tax-free. As of December 31, 2024, 2023 and 2022, the amount of such taxable temporary differences totaled $693,001, $725,029 and $680,616, respectively, and the amount of any unrecognized deferred income tax liability on this temporary difference is $4,514, $3,706 and $2,720, respectively.

Deferred taxes have been recognized for certain foreign subsidiaries where the permanently reinvested assertion has not been applied. As of December 31, 2024, 2023 and 2022, the amount of such taxable temporary difference totaled $66,772, $55,059 and $27,792, respectively, and the amount of deferred tax liability recognized on this temporary difference is $3,339, $2,812 and $1,390, respectively.

For our domestic subsidiaries in the United Kingdom, the Company has no intention of remitting earnings and/or no withholding tax would be imposed and therefore no deferred tax has been provided.

The principal components of deferred tax were as follows:

	For the Year Ended December 31,
	2024	2023
Deferred tax assets:
Property and equipment	$6,316	$9,688
Intangible assets	60,250	83,800
Carry forward tax losses	129,096	136,303
Excess interest carry forward	110,918	104,999
Accrued and unpaid expenses	9,769	20,725
Financial instruments	2,606	7,844
Other	13,690	10,325
Total deferred tax assets	332,645	373,684
Valuation allowance	(103,337)	(113,491)
Net deferred tax assets	229,308	260,193
Deferred tax liabilities:
Property and equipment	(2,888)	(6,661)
Intangible assets	(216,279)	(277,537)
Other	(10,407)	(10,427)
Total deferred tax liabilities	(229,574)	(294,625)
Net deferred tax liabilities	$(266)	$(34,432)

Accounting for income taxes under U.S. GAAP requires that individual tax-paying entities offset all deferred tax assets and liabilities within each particular tax jurisdiction and present them net as non-current in the Consolidated Statements of Financial Position. As of December 31, 2024, $138,004 of the $229,308 deferred tax assets arose in the same taxable entities or consolidated tax groups as deferred tax liabilities where there is a legally enforceable right to offset current tax assets against current tax liabilities. As of December 31, 2023, $182,920 of the $260,193 deferred tax assets arose in the same taxable entities or consolidated tax groups as deferred tax liabilities where there is a legally enforceable right to offset current tax assets against current tax liabilities. Therefore, the net differences of $91,304 and $77,273 are reflected as “Deferred tax assets” within the Consolidated Statements of Financial Position as of December 31, 2024 and 2023, respectively.

As of December 31, 2024, the gross deferred tax liability of $229,574 is presented in the Consolidated Statements of Financial Position on a net basis with $138,004 of deferred tax assets, reflected as a deferred tax liability of $91,570. As of December 31, 2023, the gross deferred tax liability of $294,625 is presented in the Consolidated Statements of Financial Position on a net basis with $182,920 of deferred tax assets, reflected as a deferred tax liability of $111,705.

As of December 31, 2024, 2023 and 2022, the Company has net operating loss carry forwards of $501,001, $529,742, and $554,695, respectively. As of December 31, 2024, $243,324 of those carry forwards will expire between December 31, 2024 and December 31, 2051 if not utilized. The remaining balance of $257,677 are indefinite loss carry forwards with no expiry date.

A valuation allowance is provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. For the years ended December 31, 2024 and 2023, the valuation allowance for the Company was $103,337 and $113,491, respectively. The current movement primarily relates to the increase of the valuation allowance on excess interest expenses carried forward in the US and reduction of valuation allowances on tax losses in Germany.